Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2018
Summary Of Significant Accounting Policies
Basis of preparation of the Consolidated Financial Statement
2.1.	Basis of preparation of the Consolidated Financial Statement

(a)	Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB and interpretations issued by the IFRIC. All IFRS applicable as of the date of these Consolidated Financial Statements have been applied.

IAS 29 "Financial Reporting in Hyperinflationary Economies" requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude on whether an economy is categorized as hyperinflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceed 100%. Bearing in mind that the downward trend in inflation observed in the previous year has reversed, noticing a significant increase in inflation during 2018, that it is also expected that the accumulated inflation rate of the last three years will exceed 100% and that the rest of the indicators do not contradict the conclusion that Argentina should be considered a hyperinflationary economy for accounting purposes, the Management understands that there is sufficient evidence to conclude that Argentina is a hyperinflationary economy in the terms of IAS 29, starting with the year initiated on July 1, 2018. Consequently, the Company should restate its next financial statements to be presented after the aforementioned date. However, it must be taken into account that, as of the date of issuance of these financial statements, Decree PEN 664/03 is in force, and it does not allow the presentation of restated for inflation financial statements before the National Securities Commission (CNV) and other bodies of corporate control.

In an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities, will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets, will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement method of IAS 29 establishes that monetary assets and liabilities must not be restated since they are already expressed in the current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements must be adjusted in accordance with such agreements. The non-monetary items measured at their current values at the end of the reporting period, such as the net realization value or others, do not need to be restated. The remaining non-monetary assets and liabilities must be restated by a general price index. The loss or gain from the net monetary position will be included in the net result of the reporting year / period, revealing this information in a separate line item.

As of June 30, 2018, the restatement criteria of financial information established in IAS 29 have not been applied. However, in recent years’ certain macroeconomic variables that affect the Company's businesses, such as wages and prices of inputs, have undergone annual variations of certain importance. This circumstance must be considered in the evaluation and interpretation of the financial situation and the results presented by the Company in these financial statements.

IDBD and DIC report their quarterly and annual results following the Israeli regulations, whose legal deadlines are after the deadlines in Argentina and since IDBD and DIC fiscal years end differently from IRSA, the results of operations from IDBD and DIC are consolidated with a lag of three months and adjusted for the effects of significant transactions taking place in such period. For these reasons, it is possible to obtain the quarterly results of IDBD and DIC in time so that they can be consolidated by IRSA and reported to the CNV in its consolidated financial statements within the legal deadlines set in Argentina. This way, the Group's consolidated comprehensive income for the year ended June 30, 2018 includes the results of IDBD and DIC for the 12-month period from April 1, 2017 to March 31, 2018, adjusted for the significant transactions that occurred between April 1, 2018 and June 30, 2018.

Moreover, the consolidated comprehensive income of the Group for the year ended June 30, 2016 includes the results of IDBD and DIC operations for the period from October 11, 2015 (the acquisition of control) through March 31, 2016, adjusted for those significant transactions that occurred between April 1, 2016 and June 30, 2016.

(b)	Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its Statement of Financial Position according to the operating cycle of each activity. Current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax liabilities) are presented separately from each other and from other assets and liabilities. Deferred tax assets and liabilities are in all cases presented as non-current while the rest is classifed as current and non-current.

(c)	Presentation currency

The Consolidated Financial Statements are presented in millions of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to ‘Peso amounts’ or ‘Ps.’, are millions of Argentine Pesos, references to ‘US$’ or ‘US Dollars’ are millions of US Dollars and references to "NIS" are millions of New Israeli Shekel.

(d)	Fiscal year-end

The fiscal year begins on July 1st and ends on June 30 of each year.

(e)	Accounting criteria

The Consolidated Financial Statements have been prepared under historical cost criteria, except for investment properties, financial assets and financial liabilities (including derivative instruments) measured at fair value through profit or loss, financial assets held for sale and share-based compensation, which were measured at fair value.

(f)	Reporting cash flows

The Group reports operating activities cash flows using the indirect method. Interest paid is presented within financing activities. Interest received is presented within investing activities. The acquisitions and disposals of investment properties are disclosed within investing activities as this most appropriately reflects the Group’s business activities. Cash flows in respect to trading properties are disclosed within operating activities because these items are sold in the ordinary course of business.

(g)	Use of estimates

The preparation of Financial Statements at a certain date requires the Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the year. Actual results might differ from the estimates and evaluations made at the date of preparation of these Consolidated Financial Statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimations and significant judgments are described in Note 3.

New accounting standards	New accounting standards  The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.  <u>Standards and amendments adopted by the Group </u> <table cellspacing="0" cellpadding="0" style="font-family: inherit; margin-left: 0px; margin-right: 0px; width: 100%"> <tr style="vertical-align: bottom"> <td style="border-left: #000000 1px solid; width: 43%; border-top: #000000 1px solid; text-align: center; text-indent: 0px">Standards and amendments</td> <td style="border-left: #000000 1px solid; width: 42%; border-top: #000000 1px solid; text-align: center; text-indent: 0px">Description</td> <td style="border-left: #000000 1px solid; width: 15%; border-top: #000000 1px solid; border-right: #000000 1px solid"> Date of mandatory adoption for the Group in the year ended on  </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Cycle of annual improvements 2014-2016. IFRS 12 “Disclosure of Interests in other entities”.</td> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Clarifies the standard scope.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2018 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Amendments to IAS 7 "Disclosure initiative".</td> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Establishes that the entity shall disclose information so that users of the Financial Statements may assess the changes in liabilities resulting from financing activities, including both cash and non-cash changes.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2018 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Amendments to IAS 12 "Recognition of deferred tax assets for unrealized losses".</td> <td style="border-left: #000000 1px solid; text-align: justify; text-indent: 0px">Clarifies the accounting of deferred income tax assets in the case of unrealized losses from debt instruments measured at fair value.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2018 </td></tr> </table>   The adoption of these standards and amendments has not had a material impact for the Group. See details of IAS 7 modifications in Note 19.  <u>Standards and amendments not yet adopted by the Group </u> <table cellspacing="0" cellpadding="0" style="font-family: inherit; margin-left: 0px; margin-right: 0px; width: 100%"> <tr style="vertical-align: bottom"> <td style="border-left: #000000 1px solid; width: 43%; border-top: #000000 1px solid; text-align: center; text-indent: 0px">Standards and amendments</td> <td style="border-left: #000000 1px solid; width: 42%; border-top: #000000 1px solid; text-align: center; text-indent: 0px">Description</td> <td style="border-left: #000000 1px solid; width: 15%; border-top: #000000 1px solid; border-right: #000000 1px solid"> Date of mandatory adoption for the Group in the year ended on  </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Amendments to IAS 40 "Transfers of Investment Properties"</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Clarifies the conditions that should be met for an entity to transfer a property to, or from, investment properties.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2019 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Cycle of annual improvements 2014-2016. IAS 28 “Investments in Associates and Joint ventures”.</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2019 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">IFRS 9 “Financial Instruments”.</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2019 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">IFRS 15 “Revenues from contracts with customers”</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of performance obligations assumed with customers. Applies to all contracts with customers, except those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2019 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Amendments to IFRS 2 "Share-based Payment".</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">The amendments clarify the scope of the standard in relation to (i) accounting of the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the Classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2019 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">IFRS 16 "Leases".</td> <td style="border-left: #000000 1px solid; text-align: left; text-indent: 0px">Will supersede IAS 17 currently in force (and associated interpretations) and its scope includes all leases, with a two specific exceptions (low cost assets’ leases and short-term leases). Under the new standard, lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. The accounting of the lessor has no significant changes.</td> <td style="border-left: #000000 1px solid; border-right: #000000 1px solid; border-bottom: #000000 2px solid">  06-30-2020 </td></tr> </table>   The future adoption of these standards modifications and interpretations will not have a significant impact to the Group, except for the following:  <u>IFRS 15: Revenues from contracts with customers </u> The standard introduces a new five step model for recognizing revenue from contracts with customers: 1. Identifying the contract with the customer. 2. Identifying separate performance obligations in the contract.  3. Determining the transaction price.  4. Allocating the transaction price to separate performance obligations.  5. Recognizing revenue when the performance obligations are satisfied.  The Group will apply the cumulative effect approach, therefore, accumulated impact will be recognized in Retained earnings as of July 1, 2018. Comparative figures will not be restated.  Main effects that affect the Group:  Costs of obtaining a contract with a client:  Customer acquisition costs are capitalized when it is expected that the Group will recover these costs, instead of recognizing these costs in profit or loss as incurred. Accordingly, incremental incentives and commissions paid to Group employees while resellers for securing contracts with customers, are recognized as an asset and are amortized to profit or loss, in accordance with the expected service period from these contracts (over a period of 2-4 years).  In the statements of cash flows, customer acquisition costs paid will be presented as part of cash flows used in investing activities and the amortization of capitalized customer acquisition costs, will be presented under depreciation and amortization as part of cash flows from operating activities.  The Group applies the practical exemption specified in the standard and recognizes customer acquisition costs in profit or loss when the expected amortization period of these costs is one year or less.  Satisfaction of performance obligation in real estate contracts:  Revenues from the sale of offices and apartments will be recognized during the period of construction, in accordance with the work in progress, instead of upon the delivery or signing of the property’s deed, if one of the following conditions are met: 1. The customer simultaneously receives and consumes the benefits provided by the Group’s performance when the Group provides such services. 2. The Group’s performance creates or enhances an asset that is controlled by the customer at the time it is being created or enhanced. 3. The Group’s performance does not create an asset with an alternative use for the Group and the Group has the enforceable right to payment for performance completed to date.  The Group will recognize revenue over time on sales contracts with customers for the development of real estate in which no alternative use exists but the sale to the client and it has the right to enforce the performance of the contract. When these conditions are not met, revenue will be recognized at the time of the deed or upon delivery of the asset.  The Group determines the amount of revenue from each contract according to the transaction price and work in progress of the asset of each customer separately.  <u>IFRS 9: Financial instruments </u> The new standard includes a new model of "expected credit loss" for receivables or other assets not measured at fair value. The new model presents a dual measurement approach for impairment: if the credit risk of a financial asset has not increased significantly since its initial recognition, an allowance for impairment will be recorded in the amount of expected credit losses resulting from the possible non- compliance events within a certain period. If the credit risk has increased significantly, in most cases the allowance will increase and the amount of the expected losses should be recorded. In accordance with the new standard, in cases where a change in terms or exchange of financial liabilities is immaterial and does not lead, at the time of analysis, to the reduction of the previous liability and recognition of the new liability, the new cash flows must be discounted at the original effective interest rate, recording the impact of the difference between the present value of the financial liability that has the new terms and the present value of the original financial liability in net income. As a result of the application of the new standard, the amount of the liabilities, whose terms were modified and for which a new effective interest rate was calculated at the time of the change in accordance with IAS 39, will be recalculated from the date of the change using the original effective interest rate.  <u>IFRS 16: Leases </u> The Group is currently assessing the impact of the amendments on its Financial Statements. IFRS 16 will be effective for fiscal year beginning July 1, 2019. On the issue date of these Consolidated Financial Statements, there are no other standards or amendments, issued by the IASB that are yet to become effective and that are expected to have a material effect on the Group.  Breakdown of the expected changes to the financial position of the Group due to the application of IFRS 9 and 15 are described below:  <table cellspacing="0" cellpadding="0" style="font-family: inherit; margin-left: 0px; margin-right: 0px; width: 100%"> <tr style="vertical-align: bottom"> <td style="width: 40%"> </td> <td style="width: 15%"> Current statement of financial position  </td> <td style="width: 15%">   IFRS 15 impact  </td> <td style="width: 15%">   IFRS 9 impact  </td> <td style="width: 15%">  Adjusted statement of financial position  </td></tr> <tr style="vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">ASSETS</td> <td>   </td> <td>  </td> <td>     </td> <td>     </td></tr> <tr style="vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Non-current assets</td> <td>     </td> <td>       </td> <td>    </td> <td>     </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trading properties</td> <td> 6,018 </td> <td> (3,338)</td> <td> - </td> <td> 2,680 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Investments in associates and joint ventures</td> <td> 24,650 </td> <td> 24 </td> <td> (19)</td> <td> 24,655 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Deferred income tax assets</td> <td> 380 </td> <td> (95)</td> <td> - </td> <td> 285 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trade and other receivables</td> <td style="border-bottom: #000000 2px solid">  8,142 </td> <td style="border-bottom: #000000 2px solid">  497 </td> <td style="border-bottom: #000000 2px solid">  (63)</td> <td style="border-bottom: #000000 2px solid">  8,576 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Total non-current assets</td> <td style="border-bottom: #000000 2px solid">  239,755 </td> <td style="border-bottom: #000000 2px solid">  (2,912)</td> <td style="border-bottom: #000000 2px solid">  (82)</td> <td style="border-bottom: #000000 2px solid">  236,761 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Current assets</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trading properties</td> <td> 3,232 </td> <td> (734)</td> <td> - </td> <td> 2,498 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trade and other receivables</td> <td style="border-bottom: #000000 2px solid">  14,947 </td> <td style="border-bottom: #000000 2px solid">  292 </td> <td style="border-bottom: #000000 2px solid">  (32)</td> <td style="border-bottom: #000000 2px solid">  15,207 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Total current assets</td> <td style="border-bottom: #000000 2px solid">  96,018 </td> <td style="border-bottom: #000000 2px solid">  (442)</td> <td style="border-bottom: #000000 2px solid">  (32)</td> <td style="border-bottom: #000000 2px solid">  95,544 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">TOTAL ASSETS</td> <td style="border-bottom: #000000 2px solid">  335,773 </td> <td style="border-bottom: #000000 2px solid">  (3,354)</td> <td style="border-bottom: #000000 2px solid">  (114)</td> <td style="border-bottom: #000000 2px solid">  332,305 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">SHAREHOLDERS’ EQUITY</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Shareholders' equity attributable to equity holders of the parent</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Retained earnings</td> <td> 37,421 </td> <td> 127 </td> <td> (453)</td> <td> 37,095 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Non-controlling interest</td> <td style="border-bottom: #000000 2px solid">  37,120 </td> <td style="border-bottom: #000000 2px solid">  126 </td> <td style="border-bottom: #000000 2px solid">  (473)</td> <td style="border-bottom: #000000 2px solid">  36,773 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">TOTAL SHAREHOLDERS’ EQUITY</td> <td style="border-bottom: #000000 2px solid">  74,541 </td> <td style="border-bottom: #000000 2px solid">  253 </td> <td style="border-bottom: #000000 2px solid">  (926)</td> <td style="border-bottom: #000000 2px solid">  73,868 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">LIABILITIES</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Non-current liabilities</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trade and other payables</td> <td> 3,484 </td> <td> (1,647)</td> <td> - </td> <td> 1,837 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Borrowings</td> <td> 181,046 </td> <td> - </td> <td> 1,025 </td> <td> 182,071 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Deferred income tax liabilities</td> <td style="border-bottom: #000000 2px solid">  26,197 </td> <td style="border-bottom: #000000 2px solid">  (43)</td> <td style="border-bottom: #000000 2px solid">  (268)</td> <td style="border-bottom: #000000 2px solid">  25,886 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Total non-current liabilities</td> <td style="border-bottom: #000000 2px solid">  214,476 </td> <td style="border-bottom: #000000 2px solid">  (1,690)</td> <td style="border-bottom: #000000 2px solid">  757 </td> <td style="border-bottom: #000000 2px solid">  213,543 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Current liabilities</td> <td> </td> <td> </td> <td> </td> <td> </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Trade and other payables</td> <td> 14,617 </td> <td> (1,925)</td> <td> - </td> <td> 12,692 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Borrowings</td> <td> 25,587 </td> <td> - </td> <td> 55 </td> <td> 25,642 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Income tax and MPIT liabilities</td> <td style="border-bottom: #000000 2px solid">  522 </td> <td style="border-bottom: #000000 2px solid">  8 </td> <td style="border-bottom: #000000 2px solid">  - </td> <td style="border-bottom: #000000 2px solid">  530 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">Total current liabilities</td> <td style="border-bottom: #000000 2px solid">  46,756 </td> <td style="border-bottom: #000000 2px solid">  (1,917)</td> <td style="border-bottom: #000000 2px solid">  55 </td> <td style="border-bottom: #000000 2px solid">  44,894 </td></tr> <tr style="background-color: #cceeff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">TOTAL LIABILITIES</td> <td style="border-bottom: #000000 2px solid">  261,232 </td> <td style="border-bottom: #000000 2px solid">  (3,607)</td> <td style="border-bottom: #000000 2px solid">  812 </td> <td style="border-bottom: #000000 2px solid">  258,437 </td></tr> <tr style="background-color: #ffffff; vertical-align: bottom"> <td style="text-align: justify; text-indent: 0px">TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES</td> <td style="border-bottom: #000000 2px solid">  335,773 </td> <td style="border-bottom: #000000 2px solid">  (3,354)</td> <td style="border-bottom: #000000 2px solid">  (114)</td> <td style="border-bottom: #000000 2px solid">  332,305 </td></tr></table>    At the date of presentation of these financial statements, the analysis of IFRS 9 in some of the Group's associates is still being performed, which could modify the preceding information at the time of effective adoption.
Scope of consolidation

2.3.

Scope of consolidation

(a)

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity, but does have capacity to define its relevant activities because of de-facto control.

The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The Group chooses the method to be used on a case-by-case base.

The excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the Statement of Income as “Bargain purchase gains”.

The Group conducts its business through several operating and investment companies, the principal are listed below:

			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2018	06.30.2017	06.30.2016
IRSA's direct interest:
IRSA CP (1)	Argentina	Real estate	86.34%	94.61%	94.61%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.	Argentina	Hotel	80.00%	80.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA and Galerías Pacífico (2) (6)	Argentina	Investment	50.00%	50.00%	-
IRSA CP's direct interest:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.92%	99.92%	99.14%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	-
Centro de Entretenimiento La Plata (6)	Argentina	Real estate	100.00%	-	-
Tyrus S.A.'s direct interest:
DFL (4)	Bermudas	Investment	91.57%	91.57%	91.57%
I Madison LLC	USA	Investment	-	100.00%	100.00%
IRSA Development LP	USA	Investment	-	100.00%	100.00%
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group IV LP (REIG IV)	Bermudas	Investment	-	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	-	-
DFL's direct interest:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	68.28%	66.28%-
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	-	-
DIL's direct interest:
Discount Investment Corporation Ltd. (4)	Israel	Investment	76.57%	77.25%	76.43%
IDBD's direct interest:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc.	Israel	Investment	100.00%	100.00%	100.00%
DIC's direct interest:
Property & Building Corporation Ltd.	Israel	Real estate	64.40%	64.40%	76.45%
Shufersal Ltd. (7)	Israel	Retail	-	54.19%	52.95%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	43.14%	42.26%	41.77%
Elron Electronic Industries Ltd.	Israel	Investment	50.30%	50.30%	50.30%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	55.68%	55.68%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	68.75%	68.75%

(1)

    Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.

(2)

    The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.

(3) Includes interest held through Ritelco S.A. and Torodur S.A.

(4) Includes Tyrus's equity interest. Until the present financial year, the participation was through Tyrus S.A. and IDBD.

(5)

DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, with a stake of 46.16%, also taking into account the historic voting performance in the                    Shareholders’ Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.

(6)    Corresponds to acquisitions and constitutions of new entities considered not material as a whole.

(7)    Control was lost in June 30, 2018. See Note 4.G.

  Except for the aforementioned items the percentage of votes does not differ from the stake.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant.

(b)

Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – i.e., as transactions with the owners in their capacity as owners. The recorded value corresponds to the difference between the fair value of the consideration paid and/or received and the relevant share acquired and/or transferred of the carrying value of the net assets of the subsidiary.

(c)

Disposal of subsidiaries with loss of control

When the Group ceases to have control any retained interest in the entity is re-measured at its fair value at the date when control is lost, with changes in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d)

Associates

Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and at least 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting, except as otherwise indicated as explained below. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

As of each year-end or upon the existence of evidence of impairment, a determination is made as to whether there is any objective indication of impairment in the value of the investments in associates. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the Associates and its carrying value and recognizes the amount adjacent to "Share of profit / (loss) of associates and joint ventures " in the Statement of Income and Other Comprehensive Income.

Profit and losses resulting from transactions between the Group and the associate are recognized in the Group's financial statements only to the extent of the interests in the associates of the unrelated investor. Unrealized losses are eliminated unless the transaction reflects signs of impairment of the value of the asset transferred. The accounting policies of associates are modified to ensure uniformity within Group policies.

The Group takes into account quantitative and qualitative aspects to determine which investments in associates are considered significant.

Note 8 includes summary financial information and other information of the Group's associates.

(e)

Joint arrangements

Joint arrangements are arrangements of which the Group and other party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in joint ventures are accounted for under the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized in the Consolidated Statements of Financial Position at cost and adjusted thereafter to recognize the Group’s share of post-acquisition profits or losses and other comprehensive income in the Statements of Income and Other Comprehensive Income.

The Group determines at each reporting date whether there is any objective evidence that the investment in a joint ventures is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes such difference in "Share of profit / (loss) of associates and joint ventures" in the Statements of Income.

Segment information
2.4.	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision-Maker (“CODM”), responsible for allocating resources and assessing performance. The operating segments are described in Note 6.

Foreign currency translation
2.5.	Foreign currency translation

(a)	Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b)	Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities nominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the Statement of Income within finance income and finance costs, as appropriate, unless they have been capitalized.

(c)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets, liabilities and goodwill for each Statement of Financial Position presented are translated at the closing rate at the date of that financial position;
(ii)	income and expenses for each Statement of Comprehensive Income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
(iii)	all resulting exchange differences are recognized in the Statement of Comprehensive Income.

The accounting policy of the Group consists in accounting the translation difference of its subsidiaries by the “step-by-step” method according to IAS 21.

Investment properties
2.6.	Investment properties

Investment properties are those properties owned by the Group that are held either to earn long-term rental income or for capital appreciation, or both, and that are not occupied by the Group for its own operations. Investment property also includes property that is being constructed or developed for future use as investment property. The Group also classifies as investment properties land whose future use has not been determined yet. The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and undeveloped land.

Where a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment properties under IAS 40 “Investment Properties”.

Investment properties are measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in conditions to start operating.

Direct expenses related to lease contract negotiation (such as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. Capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment in the short term but only where activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment property is carried at fair value. Investment property that is being redeveloped for continuing use as investment property or for which the market has become less active continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. On the other hand, properties under construction for which the fair value cannot be determined reliably, but for which the Group expects it to be determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, for the Operations Center in Argentina, fair value of office buildings and land reserves is based on active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Group uses alternative valuation methods, such as recent prices on less active markets or discounted cash flow projections. Fair value of office building for the Operations Center in Israel is based on discounted cash flow projections.

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations.

The fair value of office buildings in the Operations Center in Israel is based on discounted cash flow projections.

As required by CNV 576/10 Resolution, valuations are performed as of the financial position date by accredited externals appraisers who have recognized professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the Consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditures are capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the Statement of Income under the line item “Net gain from fair value adjustment of investment properties”.

Asset transfers, including assets classified as investments properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The value of the transfer is the one that the property had at the time of the transfer and subsequently is valued in accordance with the accounting policy related to the item.

The Group may sell its investment property when it considers that such property no longer forms part of the lease business. The carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the Statement of Income in the line “Net gain from fair value adjustments of investment properties”.

Investment properties are derecognized when they are disposed of or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposals. The disposal of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are accounted for when title to property passes to the buyer and the buyer intends to make the respective payment. In the case of conditional agreements, where such conditions have been met. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value. The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line "Other operating results, net" in the Statement of Income at the time they are incurred.

Property, plant and equipment
2.7.	Property, plant and equipment

This category primarily comprises, buildings or portions of a building used for administrative purposes, machines, computers, and other equipment, motor vehicles, furniture, fixtures and fittings and improvements to the Group’s corporate offices.

The Group has also several hotel properties. Based on the respective contractual arrangements with hotel managers and / or given their direct operators nature, the Group considers it retains significant exposure to the variations in the cash flows of the hotel operations, and accordingly, hotels are treated as owner-occupied properties and classified under "Property, plant and equipment".

All property, plant and equipment (“PPE”) is stated at acquisition cost less depreciation and accumulated impairment, if any. The acquisition cost includes expenditures which are directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and the property is in conditions to start operating.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized. The carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are charged as incurred in the Statement of Income. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

The remaining useful life as of June 30, 2018 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years

As of each fiscal year-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each fiscal year-end, the residual useful life of assets is estimated and adjusted, if necessary. The book amount of an asset is reduced to its recoverable value if the book value greater than its estimated recoverable value.

Gains from the sale of these assets are recognized when the significant risks and rewards have transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied. Gains and losses on disposals are determined by comparing the proceeds net of direct expenses related to such sales, with the carrying amount as of the date of each transaction. Gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the Statement of Income.

When assets of property, plant and equipment are transferred to investment property, the difference between the value at cost transferred and the fair value of the investment property is allocated to a reserve within equity.

Leases
2.8.	Leases

Leases are classified at their inception as either operating or finance leases based on the economic substance of the agreement.

A Group company is the lessor:

Properties leased out to tenants under operating leases are included in “Investment Properties” in the Statement of Financial Position. See Note 2.25 for the recognition of rental income.

The Group has not leased out to tenants under financial leases.

A Group company is the lessee:

The Group acquires certain specific assets (especially machinery and computer equipment) under finance leases. Finance leases are capitalized at the commencement of the lease at the lower of the fair value of the property and the present value of the minimum lease payments. Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Liabilities corresponding to finance leases, measured at discounted value, are included in current and non-current borrowings.

Operating leases where the Group acts as lessee were charged to results at the time they accrue. They mainly include offices and properties for commercial uses.

Intangible assets
2.9.	Intangible assets

(a)	Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

Goodwill is not amortized but tested for impairment at each fiscal year-end, or more frequently if there is an indication of impairment. For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units (“CGU”). In order to determine whether any impairment loss should be recognized, the book value of CGU or CGU groups is compared against its recoverable value. Net book value of CGU and CGU groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognized for goodwill are not reversed in a subsequent period.

The recoverable amount of a CGU is the higher of the fair value less costs-to-sell and the value-in-use. The fair value is the amount at which a CGU may be sold in a current transaction between unrelated, willing and duly informed parties. Value-in-use is the present value of all estimated future cash flows expected to be derived from CGU or CGU groups.

Goodwill is assigned to the Group's cash generating units on the basis of operating segments. The recoverable amount of a cash generating unit is determined based on fair value calculations. These calculations use the price of the CGU assets and they are compared with the book values plus the goodwill assigned to each cash generating unit.

No impairment was recorded as a result of the analysis performed.

(b)	Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of three years. Costs associated with maintaining computer software programs are recognized as an expense as incurred.

(c)	Branding and client relationships

This relates to the fair value of brands and client relationships arising at the time of the business combination with IDBD. They are subsequently valued at cost, less the accumulated amortization or impairment. Client relationships have an average twelve-year useful life, while one of the brands have an indefinite useful life and the other ten-year useful life.

(d)	Right to receive future units under barter agreements

The Group also enters into barter transactions where it normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Such rights are initially recognized at cost (which is the fair value of the land assigned) and are not adjusted later, unless there is any sign of impairment.

At each year-end, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any of such signs exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. For intangible assets with indefinite useful lives, the Group annually reviews the existence of an impairment, or more frequently if signs of impairment are identified.

Trading properties
2.10.	Trading properties

Trading properties comprises those properties either intended for sale or in the process of construction for subsequent sale. Trading properties are carried at the lower of cost and net realizable value. Where there is a change in use of investment properties evidenced by the commencement of development with a view to sale, the properties are reclassified as trading properties at cost, which is the carrying value at the date of change in use. They are subsequently carried at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

Inventories
2.11.	Inventories

Inventories include assets held for sale in the ordinary course of the Group's business activities, assets in production or construction process for sale purposes, and materials, supplies or other assets held for consumption in the process of producing sales and/or services.

Inventories are measured at the lower of cost or net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business less selling expenses. It is determined on an ongoing basis, taking into account the product type and aging, based on the accumulated prior experience with the useful life of the product. The Group periodically reviews the inventory and its aging and books an allowance for impairment, as necessary.

The cost of consumable supplies, materials and other assets is determined using the weighted average cost method, the cost of inventories of mobile phones, related accessories and spare parts is priced under the moving average method, and the cost of the remaining inventories is priced under the first in, first out (FIFO) method.

Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Inventories and materials are initially recognized at cash price, and the difference being charged as finance cost.

Financial instruments
2.12.	Financial instruments

The Group classifies financial assets in the following categories: those to be measured subsequently at fair value, and those to be measured at amortized cost. This classification depends on whether the financial asset is an equity investment or a debt investment.

Debt investments

A debt investment is classified at amortized cost only if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms give rise on specified dates to cash derived solely from payments of principal and interest due on the principal outstanding. The nature of any derivatives embedded in the debt investment are considered in determining whether the cash derives solely from payment of principal and interest due on the principal outstanding and are not accounted for separately.

If either of the two criteria mentioned in the previous paragraph is not met, the debt instrument is classified at fair value through profit or loss. The Group has not designated any debt investment as measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch. Changes in fair values and gains from disposal of financial assets at fair value through profit or loss are recorded within “Financial results, net” in the Statement of Income.

Equity investments

All equity investments, which are neither subsidiaries nor associate companies nor joint venture of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity investments through changes in profit or loss.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value though profit or loss are expensed in the Statement of Income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In the other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable transactions observable in the market for the same type of instrument or if based on a technical valuation that only inputs observable market data. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized, and during the amortization process under the effective interest method. The Group is required to reclassify all affected debt investments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Financial assets and liabilities are offset, and the net amount reported in the statement of financial position, when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and hedging activities and options
2.13.	Derivative financial instruments and hedging activities and options

Derivative financial instruments are initially recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group manages exposures to various risks using hedging instruments that provide coverage. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used put and call options, foreign currency future and forward contracts and interest rate swaps, as appropriate.

The Group’s policy is to apply hedge accounting where it is permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

The fair values of financial instruments that are traded in active markets are computed by reference to market prices. The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting year.

The stock call options involving shares of subsidiaries agreed at a fixed price are accounted for under shareholders’ equity.

Groups of assets and liabilities held for sale
2.14.	Groups of assets and liabilities held for sale

The groups of assets and liabilities are classified as held for sale where the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. Groups of assets and liabilities held for sale are valued at the lower of their net book value and fair value less selling costs.

Trade and other receivables
2.15.	Trade and other receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

An allowance for doubtful accounts is recorded where there is objective evidence that the Group may not be able to collect all receivables within their original payment term. Indicators of doubtful accounts include significant financial distress of the debtor, the debtor potentially filing a petition for reorganization or bankruptcy, or any event of default or past due account.

In the case of larger non-homogeneous receivables, the impairment provision is calculated on an individual basis.

The Group collectively evaluates smaller-balance homogeneous receivables for impairment. For that purpose, they are grouped on the basis of similar risk characteristics, and account asset type, collateral type, past-due status and other relevant factors are taken into account.

The amount of the allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of a separate account, and the amount of the loss is recognized in the Statements of Income within “Selling expenses”. Subsequent recoveries of amounts previously written off are credited against “Selling expenses” in the Statements of Income.

Other assets
2.16.	Other assets

Other assets are recognized initially at cost and subsequently measured at the acquisition cost or the net realizable value, the lower. Within this item the Group includes CLN tokens (digital assets).

Trade and other payables
2.17.	Trade and other payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.
Borrowings
2.18.	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

Provision
2.19.	Provisions

Provisions are recognized when: (i) the Group has a present (legal or constructive) obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel´s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provisions due to passage of time is recognized in the Statements of Income.

Onerous contracts
2.20.	Onerous contracts

A provision for onerous contracts is recognized when the expected benefits are lower than the costs of complying with contractual obligations. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the net expected cost of continuing the contract. Before recognizing a provision, the Group recognizes the impairment of the assets related to the mentioned contract.

Irrevocable right of use of the capacity of underwater communication lines
2.21.	Irrevocable right of use of the capacity of underwater communication lines

Transactions carried out to acquire an irrevocable right of use of the capacity of underwater communication lines are accounted for as service contracts. The amount paid for the rights of use of the communication lines is recognized as “Prepaid expenses” under trade and other receivables, and is amortized over a straight-line basis during the period set forth in the contract (including the option term), which is the estimated useful life of such capacity.

Employee benefits
2.22.	Employee benefits

(a)	Defined contribution plans

The Group operates a defined contribution plan, which is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current year or prior periods. The contributions are recognized as employee benefit expense in the Statements of Income in the fiscal year they are due.

(b)	Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or as a result of an offer made to encourage voluntary termination as a result of redundancy.

(c)	Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(d)	Defined benefit plans

The Group’s net obligation concerning defined benefit plans are calculated on an individual basis for each plan, estimating the future benefits employees have gained in exchange for their services in the current and prior periods. The benefit is disclosed at its present value, net of the fair value of the plan assets. Calculations are made on an annual basis by a qualified actuary.

(e)	Share-based payments

The fair value of share-based payments is measured at the date of grant. The Group measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioral considerations.

The fair value of the share-based payment is expensed and charged to income under the straight-line method over the vesting period in which the right to the equity instrument becomes irrevocable (“vesting period”); such value is based on the best available estimate of the number of equity instruments expected to vest. Such estimate is revised if subsequent information available indicates that the number of equity instruments expected to vest differs from original estimates.

(f)	Other long-term benefits

The net obligations of IDBD, DIC and its subsidiaries concerning employee long-term benefits, other than retirement plans, is the amount of the minimum future benefits employees have gained in exchange for their services in the current and prior periods. These benefits are discounted at their present values.

Current income tax, deferred income tax and minimum presumed income tax
2.23.	Current income tax, deferred income tax and minimum presumed income tax

Tax expense for the year comprises the charge for tax currently payable and deferred income. Income tax is recognized in the statements of income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the date of the Statements of Financial Position in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the deferred tax liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the Statements of Financial Position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence, deferred tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the Statements of Financial Position, dividends have been accrued as receivable a binding agreement to distribute past earnings in future has been entered into by the subsidiary or there are sale plans in the foreseeable future.

Entities in Argentina are subject to the Minimum Presumed Income Tax (“MPIT”). Pursuant to this tax regime, an entity is required to pay the greater of the income tax or the MPIT. The MPIT provision is calculated on an individual entity basis at the statutory asset tax rate of 1% and is based upon the taxable assets of each company as of the end of the year, as defined by Argentine law. Any excess of the MPIT over the income tax may be carried forward and recognized as a tax credit against future income taxes payable over a 10-year period. When the Group assesses that it is probable that it will use the MPIT payment against future taxable income tax charges within the applicable 10-year period, recognizes the MPIT as a current or non-current receivable, as applicable, within “Trade and other receivables” in the Statements of Financial Position.

The minimum presumed income tax was repeeled by Law N ° 27,260 in its article 76 for the periods that begin as of January 1, 2019.

Regarding the above mentioned, considering the recent Instruction No. 2 of the Federal Administration of Public Revenues (AFIP), it is not appropriate to record the provision of the above mention tax, in the event that accounting and tax losses occur.

Cash and cash equivalents
2.24.	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less. Bank overdrafts are not included.

Revenue recognition
2.25.	Revenue recognition

Group's revenue is measured at the fair value of the consideration received or receivable.

Revenue from the sale of property is recognized when: (a) material risks and benefits derived from title to property have been transferred; (b) the Company does not retain any management function on the assets sold nor does it have any control whatsoever on such assets; (c) the amount of revenues and costs associated to the transaction may be measured on a reliable basis; and (d) the Company is expected to accrue the economic benefits associated to the transaction.

Revenue derived from the provision of services is recognized when: (a) the amount of revenue and costs associated to services may be measured on a reliable basis; (b) the Company is expected to accrue the economic benefits associated to the transaction, and (c) the level of completion of services may be measured on a reliable basis.

·	Rental and services - Shopping malls portfolio

Revenues derived from business activities developed in the Group’s shopping malls mainly include rental income under operating leases, admission rights, commissions and revenue from several complementary services provided to the Group’s lessees.

Rental income from shopping mall, admission rights and commissions, are recognized in the Statements of Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, i.e. lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent reviews are recognized when such reviews have been agreed with tenants.

The Group’s lease contracts also provide that common area maintenance charges and collective promotion funds of the Group’s shopping malls are borne by the corresponding lessees, generally on a proportionally basis. These common area maintenance charges include all expenses necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area expense. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. Service charge income is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

·	Rental and services - Offices and other rental properties

Rental income from offices and other rental properties include rental income from offices leased out under operating leases, income from services and expenses recovery paid by tenants.

Rental income from offices and other rental properties is recognized in the Statements of Income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

A substantial portion of the Group’s leases require the tenant to reimburse the Group for a substantial portion of operating expenses, usually a proportionate share of the allocable operating expenses. Such property operating expenses include necessary expenses such as property operating, repairs and maintenance, security, janitorial, insurance, landscaping, leased properties and other administrative expenses, among others. The Group manages its own rental properties. The Group makes the original payment for these expenses, which are then reimbursed by the lessees. The Group considers that it acts as a principal in these cases. The Group accrues reimbursements from tenants as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

·	Revenue from supermarkets

Revenue from the sale of goods in the ordinary course of business is recognized at the fair value of the consideration collected or receivable, net of returns and discounts. When the credit term is short and financing is that typical in the industry, consideration is not discounted. When the credit term is longer than the industry’s average, in accounting for the consideration, the Group discounts it to its net present value by using the client’s risk premium or the market rate. The difference between the fair value and the nominal amount is accounted for under financial income. If discounts are granted and their amount can be measured reliably, the discount is recognized as a reduction of revenue.

Revenues from supermarkets have been recognized in discontinued operations. See Note 4.G.

·	Revenue from communication services and sale of communication equipment

Revenue derived from the use of communication networks by the Group, including mobile phones, Internet services, international calls, fixed line calls, interconnection rates and roaming service rates, are recognized when the service is provided, proportionally to the extent the transaction has been realized, and provided all other criteria have been met for revenue recognition.

Revenue from the sale of mobile phone cards is initially recognized as deferred revenue and then recognized as revenue as they are used or upon expiration, whichever takes place earlier.

A transaction involving the sale of equipment to a final user normally also involves a service sale transaction. In general, this type of sale is performed without a contractual obligation by the client to consume telephone services for a minimum amount over a predetermined period. As a result, the Group records the sale of equipment separately and recognizes revenue pursuant to the transaction value upon delivery of the equipment to the client. Revenue from telephone services is recognized and accounted for as they are provided. When the client is bound to make a minimum consumption of services during a predefined period, the contract formalizes a transaction of several elements and, therefore, revenue from the sale of equipment is recorded at an amount that should not exceed its fair value, and is recognized upon delivery of the equipment to the client and provided the criteria for recognition are met. The Group ascertains the fair value of individual elements, based on the price at which it is normally sold, after taking into account the relevant discounts.

Revenue derived from long-term contracts is recognized at the present value of future cash flows, discounted at market rates prevailing on the transaction date. Any difference between the original credit and its net present value is accounted for as interest income over the credit term.

Cost of sales
2.26.	Cost of sales

The cost of sales of supermarkets, includes the acquisition costs for the products less discounts granted by suppliers, as well as all expenses associated with storing and handling inventories. It also includes operational and management costs for shopping malls held by the Group as part of its real estate investments.

The Group’s cost of sales in relation to the supply of communication services mainly includes the costs to purchase equipment, salaries and related expenses, service costs, royalties, ongoing license dues, interconnection and roaming expenses, cell tower lease costs, depreciation and amortization expenses and maintenance expenses directly related to the services provided.

Cost of borrowings and capitalization

2.27.	Cost of borrowings and capitalization

The costs for general and specific loans that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. The general loan costs are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The interest earned on the temporary investments of a specific loan for the acquisition of qualifying assets are deducted from the eligible costs to be capitalized. The rest of the costs from loans are recognized as expenses in the period in which they are incurred.

Share capital
2.28.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any Group’s subsidiary purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

Comparability of information
2.29.	Comparability of information

As required by IFRS 3, the information of IDBD and DIC is included in the Consolidated Financial Statements of the Group from the date that control was obtained, that is from October 11, 2015, and the prior periods were not modified by this situation. Therefore, the consolidated financial information for periods after the acquisition is not comparable with prior periods. Additionally, results for the fiscal year ended June 30, 2018 and 2017 includes 12 full months of results from IDBD and DIC, for the period beginning April 1st through March 31, while results for the fiscal year ended June 30, 2016 includes the results from IDBD for the period beginning October 11, 2015 through March 31, 2016; both adjusted for significant transactions that took place between April 1st. and June 30. Hence, the result for the reported periods are not comparable.

Furthermore, during the fiscal year ended as of June 30, 2018 and 2016, the Argentine Peso devalued against the US Dollar and other currencies by around 73% and 65%, respectively, which has an impact in comparative information presented in the Financial Statements, due mainly to the currency exposure of our income and costs from the "Offices" segment, and our assets and liabilities in foreign currency. During the fiscal year ended as of June 30, 2017, the devaluation of the Argentine Peso against the US Dollar was not significant.

The balances as of June 30, 2017 and 2016, which are disclosed for comparative porpoises arise from the Consolidated Financial Statements as of June 30, 2017. Certain items from prior fiscal years have been reclassified for consistency purposes. See Note 4.G. regarding the loss of control in Shufersal.

Out-of-period adjustment
2.30.	Out-of-period adjustments

During the fiscal year ended June 30, 2017, the Group reclassified Ps. 31 into intangible assets, Ps. 224 into investment property, Ps. 59 into deferred tax liabilities and Ps. 133 into non-controlling interests, with modifications to such items by those amounts for the previous fiscal year. These reclassifications were not material to the Financial Statements previously issued, and are not material to these Consolidated Financial Statements, either individually or as a whole.